Employee Defined Contribution Plan	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
EMPLOYEE DEFINED CONTRIBUTION PLAN
16.
EMPLOYEE DEFINED CONTRIBUTION PLAN

Full-time employees of the Company’s subsidiaries, VIEs and VIE’s subsidiaries in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the subsidiaries, VIEs and VIE’s subsidiaries of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amount for such employee benefits which are expensed as incurred were RMB482.1 million, RMB441.7 million and RMB504.8 million (US$72.2 million) for the years ended December 31, 2023, 2024 and 2025, respectively.